INCOME TAX (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income before income taxes	$ 66,926,065	$ 47,909,081	$ 35,219,424
Expected income tax expense at statutory tax rate in PRC	16,731,517	11,977,270	8,804,856
Effect of different tax rates in various jurisdictions	417,565	15,070	15,555
Effect of preferential tax treatment	(6,551,269)	(5,768,020)	(4,989,382)
Effect of income for which no income tax is chargeable	(3,705,244)	(1,792,868)	(1,394,901)
Effect of additional deductible research and development expense	(1,690,928)	(860,736)	(197,472)
Effect of non-deductible expenses	4,399,717	882,370	883,415
Under/(over) provision of income tax in previous years	(400,446)	792,662	(86,171)
Change in valuation allowance	0	149,420	63,397
Utilization of tax loss previously not recognized	0	(40,019)	0
Effect of deemed profit arisen in re-organization	0	0	1,372,299
Withholding tax on capital repayment	0	1,077,377	3,082,100
Share of net gains of equity investees	1,222,667	0	0
Others	(71,261)	11,441	109,737
Income tax expenses	$ 10,352,318	$ 6,443,967	$ 7,663,433